Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives - Schedule of Fair Value of Loans, Correction (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of loans	$ 15,208	$ 8,730	$ 32,308	$ (380)		$ 11,904	$ (41,160)	$ 15,093
Noninterest expense | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Unrealized gain (loss) on derivatives							(40,305)	19,369
Net increase (decrease) in fair value of loans at fair value | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loan fair value change related to interest rates				1,078	$ 14,124	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality				(698)	(396)	18	855	4,276
Reclassification adjustment				380	13,728	(11,904)	41,160	(15,093)
Derivatives, net realized and unrealized gain (loss) | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification adjustment				(1,078)	(14,124)	11,922	(40,305)	19,369
Change in presentation of changes in fair value of fair value loans | Interest income | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loan fair value change related to interest rates				1,078	14,124	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality				(698)	(396)	18	855	4,276
Change in fair value of loans				380	13,728	(11,904)	41,160	(15,093)
Change in presentation of gain (loss) for derivatives related to fair value loans | Noninterest expense | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Unrealized gain (loss) on derivatives				$ (1,078)	$ (14,124)	$ 11,922	$ (40,305)	$ 19,369